Note 6 - Stock-based Compensation - Restricted Stock Activity (Details) - shares	3 Months Ended		9 Months Ended		12 Months Ended
	Jun. 30, 2023	Jun. 30, 2022	Jun. 30, 2023	Jun. 30, 2022	Sep. 30, 2022	Sep. 30, 2021
Restricted Stock [Member]
Non Vested at September 30, 2021 and 2020 (in shares)		1,250
The 2013 Plan [Member]
Non Vested at September 30, 2021 and 2020 (in shares)	0		250	2,250	2,250
Vested (in shares)	0	(375)	(250)	(1,375)	(2,000)	(2,750)
Non Vested at September 30, 2022 and 2021 (in shares)	0	875	0	875	250	2,250